Stockholders’ Equity - Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 25, 2022 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 $ / shares shares	Feb. 14, 2022 USD ($)	Jan. 24, 2022 shares	Dec. 31, 2021 shares
Noncontrolling Interest [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)	88,824,647					17,215,336
Stock repurchase program, authorized amount | $					$ 5,000
Payments for repurchase of common stock | $		$ 0	$ 8,603
Common Stock
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)		89,661,530	88,994,146	89,195,437			17,382,854
Shares repurchased (in shares)		0	516,123
Common Class A
Noncontrolling Interest [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001
Vote for each share		1
Common stock, shares outstanding (in shares)		76,078,888		75,612,795
Common stock, shares issued (in shares)		76,078,888		75,612,795
Payments for repurchase of common stock | $			$ 2,700
Common Class A | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	51,700
Repurchased shares | $	$ 5,900
Common Class B
Noncontrolling Interest [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001
Vote for each share		1.472467906
Common stock, shares outstanding (in shares)		13,582,642		13,582,642
Common stock, shares issued (in shares)		13,582,642		13,582,642
Voting power		20.80%
Conversion period (in years)	5 years
Common Class B | Chief Executive Officer
Noncontrolling Interest [Line Items]
Common stock, shares outstanding (in shares)		13,582,642
Voting power		100.00%
Series A preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	134,735
Series B-1 preferred stock | Hannover
Noncontrolling Interest [Line Items]
Shares repurchased (in shares)	15,082